Interest expense and similar charges (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense and similar charges [Abstract]
Credit institutions deposits		R$ 3,782,781	R$ 3,369,931	R$ 4,584,244
Debt securities issued		19,490,807	25,693,236	20,666,382
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 19)		7,901,199	12,212,922	10,047,874
Subordinated liabilities (note 20)		52,984	731,594	1,019,302
Debt Instruments Eligible to Compose Capital (note 21)		495,188	501,748	503,290
Provisions for pensions (note 24.b)		292,628	290,920	404,171
Other interest	[1]	4,456,273	3,759,233	1,307,826
Total		R$ 36,471,860	R$ 46,559,584	R$ 38,533,089

[1]	In December 31 2015, includes R$2,057 million related to the reversal of legal obligations realized.